Credit Facility and Term Loans - Schedule of Credit Facility and Term Loans (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total Mid Cap credit facility	$ 13,640	$ 14,451	$ 3,631
Less: deferred debt issuance costs		(400)	(100)
Term loan-non current portion	13,339	13,049	4,732
Mid Cap Credit Facility
Debt Instrument [Line Items]
MidCap credit facility	15,114	16,455	4,575
Less: deferred debt issuance costs	(1,442)	(1,960)	(876)
Less discount associated with issuance of warrants	(32)	(44)
Total Mid Cap credit facility	13,640	14,451	3,631
Less discount associated with issuance of warrants		(44)	$ (68)
Horizon Term Loan
Debt Instrument [Line Items]
Horizon term loan	15,000	15,000
Less: deferred debt issuance costs	(906)	(1,022)
Less discount associated with issuance of warrants	(755)	(929)
Total Horizon term loan	13,339	13,049
Less-current portion	0	0
Term loan-non current portion	$ 13,339	$ 13,049